OTHER PAYABLES AND ACCRUED LIABILITIES - Schedule Of Other Payables And Accrued Liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUED LIABILITIES
Salary, welfare and bonus payable	¥ 378,599	¥ 359,477	¥ 373,286
Tax payable	84,864	148,783	218,419
Virtual accounts used in the Group's platform	53,616	47,748	41,070
Payables to shareholders	67,443
Contingent liability	14,882	14,882
Others	39,543	8,091	12,363
Total	¥ 638,947	¥ 578,981	¥ 645,138